Risk Management Policies - Summary of Sensitivity to Reasonably Possible Additional Variation in Interest Rates for Next Year (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Argentina, Pesos [member]
Disclosure Of Interest Rate Risk [line items]
Decrease in the interest rate	4.00%
Increase in the interest rate	4.00%
US Dollar [member]
Disclosure Of Interest Rate Risk [line items]
Decrease in the interest rate	2.00%
Increase in the interest rate	2.00%
Interest rate risk [member]
Disclosure Of Interest Rate Risk [line items]
Decrease in the interest rate	$ 55,643
Increase in the interest rate	$ (55,643)